UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments
As of May 31, 2010

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (37.9%)
2	Fannie Mae Discount Notes	0.180%	6/2/10	210,773	210,772
2	Fannie Mae Discount Notes	0.180%	6/3/10	406,215	406,211
2	Fannie Mae Discount Notes	0.180%–0.200%	6/9/10	285,300	285,288
2	Fannie Mae Discount Notes	0.200%	6/14/10	35,000	34,998
2	Fannie Mae Discount Notes	0.180%–0.200%	6/16/10	179,764	179,750
2	Fannie Mae Discount Notes	0.200%	6/21/10	35,752	35,748
2	Fannie Mae Discount Notes	0.200%	7/14/10	119,705	119,676
2	Fannie Mae Discount Notes	0.200%	7/16/10	277,800	277,731
2	Fannie Mae Discount Notes	0.200%	7/19/10	12,300	12,297
2	Fannie Mae Discount Notes	0.190%–0.200%	7/21/10	200,025	199,972
2	Federal Home Loan Bank Discount Notes	0.170%–0.180%	6/2/10	526,550	526,548
2	Federal Home Loan Bank Discount Notes	0.180%	6/4/10	69,110	69,109
2	Federal Home Loan Bank Discount Notes	0.180%	6/9/10	77,000	76,997
2	Federal Home Loan Bank Discount Notes	0.200%	6/11/10	57,800	57,797
2	Federal Home Loan Bank Discount Notes	0.180%–0.190%	6/16/10	186,775	186,761
2	Federal Home Loan Bank Discount Notes	0.180%	6/23/10	628,487	628,418
2	Federal Home Loan Bank Discount Notes	0.200%	7/14/10	168,650	168,610
2	Federal Home Loan Bank Discount Notes	0.200%	7/16/10	38,800	38,790
2	Federal Home Loan Bank Discount Notes	0.200%	7/21/10	150,000	149,958
2	Federal Home Loan Bank Discount Notes	0.195%–0.200%	7/23/10	212,400	212,339
2	Federal Home Loan Bank Discount Notes	0.200%	7/28/10	37,900	37,888
[2,3] Federal Home Loan Banks		0.293%	8/13/10	237,170	237,123
[2,3] Federal Home Loan Mortgage Corp.		0.341%	7/7/10	350,000	350,014
[2,3] Federal Home Loan Mortgage Corp.		0.254%	8/4/10	100,000	99,982
[2,3] Federal Home Loan Mortgage Corp.		0.277%	8/5/10	250,000	250,051
[2,3] Federal National Mortgage Assn.		0.254%	6/27/10	750,000	749,653
[2,3] Federal National Mortgage Assn.		0.303%	8/13/10	510,000	509,952
2	Freddie Mac Discount Notes	0.180%	6/1/10	50,500	50,500
2	Freddie Mac Discount Notes	0.180%–0.200%	6/7/10	220,000	219,993
2	Freddie Mac Discount Notes	0.180%	6/9/10	13,600	13,600
2	Freddie Mac Discount Notes	0.200%	6/14/10	36,000	35,997
2	Freddie Mac Discount Notes	0.190%	6/21/10	148,250	148,234
2	Freddie Mac Discount Notes	0.190%	7/19/10	164,000	163,958
2	Freddie Mac Discount Notes	0.200%	7/23/10	164,700	164,652
2	Freddie Mac Discount Notes	0.200%	7/28/10	63,200	63,180
2	Freddie Mac Discount Notes	0.200%	8/2/10	46,346	46,330
	United States Treasury Bill	0.165%	6/10/10	300,000	299,988
	United States Treasury Bill	0.166%	6/17/10	500,000	499,963
	United States Treasury Bill	0.200%	7/1/10	250,000	249,958
	United States Treasury Bill	0.160%	7/15/10	1,000,000	999,804
	United States Treasury Bill	0.160%	8/19/10	400,000	399,860
	United States Treasury Bill	0.240%	9/23/10	1,000,000	999,240
Total U.S. Goverment and Agency Obligations (Cost $10,467,690)					10,467,690
Commercial Paper (15.9%)
Finance - Auto (1.5%)
	American Honda Finance Corp.	0.290%	7/6/10	90,000	89,975
	Toyota Credit Canada Inc.	0.400%	7/21/10	150,000	149,917
	Toyota Credit Canada Inc.	0.601%	8/20/10	11,000	10,985
	Toyota Credit Canada Inc.	0.601%	8/24/10	11,000	10,985

Toyota Motor Credit Corp.	0.501%	8/13/10	51,900	51,847
Toyota Motor Credit Corp.	0.571%	8/24/10	33,000	32,956
Toyota Motor Credit Corp.	0.571%	8/25/10	33,000	32,955
Toyota Motor Credit Corp.	0.571%	8/26/10	34,000	33,954
				413,574
Finance - Other (0.9%)
General Electric Capital Corp.	0.290%	7/21/10	250,000	249,899

Foreign Banks (7.6%)
4 Australia & New Zealand Banking Group, Ltd.	0.340%	8/3/10	100,000	99,940
4 Commonwealth Bank of Australia	0.195%–0.210%	6/3/10	124,500	124,499
4 Commonwealth Bank of Australia	0.210%	6/4/10	35,000	34,999
4 Commonwealth Bank of Australia	0.280%	7/13/10	20,800	20,793
4 Commonwealth Bank of Australia	0.280%	7/15/10	150,000	149,949
4 Commonwealth Bank of Australia	0.290%	7/21/10	175,000	174,930
4 Commonwealth Bank of Australia	0.421%	8/12/10	75,000	74,937
4 Commonwealth Bank of Australia	0.521%	8/30/10	100,000	99,870
4 Danske Corp.	0.250%	6/21/10	229,400	229,368
4 Danske Corp.	0.591%	9/29/10	200,000	199,607
4 Westpac Banking Corp.	0.200%–0.210%	6/8/10	133,250	133,245
4 Westpac Banking Corp.	0.245%	6/28/10	250,000	249,954
4 Westpac Banking Corp.	0.280%	7/15/10	300,000	299,897
4 Westpac Banking Corp.	0.375%	8/9/10	200,000	199,856
				2,091,844
Foreign Industrial (4.4%)
4 Nestle Capital Corp.	0.250%	7/12/10	188,000	187,947
4 Nestle Capital Corp.	0.250%	7/13/10	75,000	74,978
4 Nestle Capital Corp.	0.250%	7/14/10	50,000	49,985
4 Nestle Capital Corp.	0.390%	8/23/10	43,200	43,161
Nestle Finance International Ltd.	0.270%	7/13/10	112,000	111,965
Nestle Finance International Ltd.	0.446%	8/27/10	21,000	20,978
4 Total Capital Canada, Ltd.	0.240%	6/28/10	500,000	499,910
4 Total Capital Canada, Ltd.	0.260%	7/8/10	55,500	55,485
4 Total Capital Canada, Ltd.	0.275%	7/14/10	48,000	47,984
4 Total Capital Canada, Ltd.	0.280%	7/15/10	78,000	77,973
4 Total Capital Canada, Ltd.	0.350%	8/9/10	17,000	16,989
4 Total Capital Canada, Ltd.	0.451%	8/26/10	28,500	28,469
				1,215,824
Industrial (1.5%)
General Electric Co.	0.240%	6/21/10	400,000	399,947

Total Commercial Paper (Cost $4,371,088)				4,371,088
Certificates of Deposit (29.8%)
Domestic Banks (2.4%)
State Street Bank & Trust Co.	0.200%	6/7/10	125,000	125,000
State Street Bank & Trust Co.	0.210%	6/9/10	175,000	175,000
State Street Bank & Trust Co.	0.250%	7/6/10	200,000	200,000
State Street Bank & Trust Co.	0.280%	7/12/10	150,000	150,000
				650,000
Eurodollar Certificates of Deposit (10.2%)
Australia & New Zealand Banking Group, Ltd.	0.280%	7/14/10	90,000	90,000
Australia & New Zealand Banking Group, Ltd.	0.350%	7/30/10	200,000	200,000
Australia & New Zealand Banking Group, Ltd.	0.350%	8/5/10	200,000	200,000
Commonwealth Bank of Australia	0.245%	6/18/10	51,000	51,000
Commonwealth Bank of Australia	0.480%	11/2/10	100,000	100,000
Credit Agricole S.A.	0.230%	6/1/10	250,000	250,000

Credit Agricole S.A.	0.220%	6/10/10	100,000	100,000
HSBC Bank PLC	0.280%	7/22/10	250,000	250,000
HSBC Bank PLC	0.290%	7/23/10	100,000	100,000
ING Bank N.V.	0.240%	6/2/10	89,000	89,000
ING Bank N.V.	0.250%	6/21/10	45,000	45,000
ING Bank N.V.	0.300%	7/21/10	200,000	200,000
ING Bank N.V.	0.340%	8/2/10	125,000	125,000
ING Bank N.V.	0.420%	8/11/10	100,000	100,000
National Australia Bank Ltd.	0.220%	6/11/10	100,000	100,000
National Australia Bank Ltd.	0.220%	6/17/10	30,000	30,000
National Australia Bank Ltd.	0.250%	6/24/10	150,000	150,000
National Australia Bank Ltd.	0.260%	7/6/10	180,000	180,000
National Australia Bank Ltd.	0.290%	7/21/10	200,000	200,000
National Australia Bank Ltd.	0.340%	7/30/10	100,000	100,000
National Australia Bank Ltd.	0.350%	8/5/10	100,000	100,000
Societe Generale (London Branch)	0.225%	6/3/10	60,000	60,000
				2,820,000
Yankee Certificates of Deposit (17.2%)
Bank of Montreal (Chicago Branch)	0.240%	6/22/10	81,000	81,000
Bank of Montreal (Chicago Branch)	0.270%	7/9/10	100,000	100,000
Bank of Montreal (Chicago Branch)	0.290%	7/20/10	61,300	61,300
Bank of Montreal (Chicago Branch)	0.300%	7/23/10	127,000	127,000
Bank of Nova Scotia (Houston Branch)	0.270%	7/12/10	200,000	200,000
Bank of Nova Scotia (Houston Branch)	0.280%	7/15/10	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.300%	7/26/10	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.470%	8/5/10	150,000	150,000
BNP Paribas (New York Branch)	0.220%	6/4/10	50,000	50,000
BNP Paribas (New York Branch)	0.240%	6/15/10	40,000	40,000
BNP Paribas (New York Branch)	0.250%	6/17/10	60,000	60,000
Credt Suisse New York NY	0.400%	7/26/10	150,000	150,000
DNB NOR Bank ASA (New York Branch)	0.400%	8/9/10	200,000	200,000
DNB NOR Bank ASA (New York Branch)	0.390%	8/11/10	100,000	100,000
Intesa Sanpaolo SpA (New York Branch)	0.210%	6/2/10	65,500	65,500
Intesa Sanpaolo SpA (New York Branch)	0.210%	6/4/10	33,000	33,000
Lloyds TSB Bank PLC (New York Branch)	0.380%	8/10/10	250,000	250,000
Nordea Bank Finland PLC (New York Branch)	0.250%	6/14/10	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.290%	7/21/10	250,000	250,000
Rabobank Nederland NV (New York Branch)	0.200%	6/7/10	225,000	225,000
Rabobank Nederland NV (New York Branch)	0.240%	6/25/10	150,000	150,000
Rabobank Nederland NV (New York Branch)	0.260%	8/2/10	86,100	86,091
Rabobank Nederland NV (New York Branch)	0.380%	8/12/10	250,000	250,000
Royal Bank of Canada (New York Branch)	0.360%	8/12/10	192,000	192,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.230%	6/1/10	100,000	100,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.290%	7/6/10	210,000	210,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.500%	7/26/10	100,000	100,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.400%	8/6/10	225,000	225,000
Societe Generale (New York Branch)	0.370%	6/24/10	197,000	197,000
Svenska Handelsbanken (New York Branch)	0.200%	6/1/10	150,000	150,000
Svenska Handelsbanken (New York Branch)	0.265%	7/6/10	125,000	125,000
Svenska Handelsbanken (New York Branch)	0.305%	7/27/10	175,000	175,000
Toronto Dominion Bank (New York Branch)	0.290%	7/21/10	66,000	66,000
Toronto Dominion Bank (New York Branch)	0.270%	8/26/10	25,000	24,990

Toronto Dominion Bank (New York Branch)	0.480%	8/27/10	108,000	108,000
				4,751,881
Total Certificates of Deposit (Cost $8,221,881)				8,221,881
Repurchase Agreements (14.8%)
Barclays Capital Inc.
(Dated 5/28/10, Repurchase Value
$250,003,000, collateralized by U.S.
Treasury Bond 4.500%, 8/15/39 and U.S.
Treasury Note 3.000%, 8/31/16)	0.100%	6/1/10	250,000	250,000
Barclays Capital Inc.
(Dated 5/28/10, Repurchase Value
$350,004,000, collateralized by U.S.
Treasury Note 2.500%-3.375%, 11/30/12-
4/30/15	0.100%	6/1/10	350,000	350,000
Barclays Capital Inc.
(Dated 5/28/10, Repurchase Value
$275,004,000, collateralized by U.S.
Treasury Bond 6.875%, 8/15/25 and U.S.
Treasury Note 1.750%, 1/31/14)	0.130%	6/1/10	275,000	275,000
Barclays Capital Inc.
(Dated 5/28/10, Repurchase Value
$993,834,000, collateralized by U.S.
Treasury Note 1.375%-3.000%, 5/15/12-
8/31/16)	0.200%	6/1/10	993,812	993,812
BNP Paribas Securities Corp.
(Dated 5/28/10, Repurchase Value
$520,238,000, collateralized by U.S.
Treasury Note 1.500%-4.875%, 7/31/11-
8/15/18)	0.200%	6/1/10	520,226	520,226
Credit Suisse Securities
(Dated 5/28/10, Repurchase Value
$41,186,000, collateralized by Federal
Farm Credit Bank 3.000%, 9/22/14, Federal
Farm Credit Bank Discount Note 7/14/10-
12/1/10, Federal Home Loan Mortgage
Corp. 3.250%-5.000% 7/12/10-1/19/16, and
Federal National Mortgage Assn. 0.875%-
7.250%, 6/15/10-11/15/30	0.200%	6/1/10	41,185	41,185
RBC Capital Markets Corp.
(Dated 5/28/10, Repurchase Value
$320,007,000, collateralized by Federal
Home Loan Bank 2.500%, 6/13/14)	0.210%	6/1/10	320,000	320,000
RBS Securities, Inc.
(Dated 5/28/10, Repurchase Value
$785,017,000, collateralized by U.S.
Treasury Note 1.000%-4.500%, 8/31/11-
2/29/16)	0.200%	6/1/10	785,000	785,000
Societe Generale
(Dated 5/28/10, Repurchase Value
$158,002,000, collateralized by U.S.
Treasury Bond 4.375%-6.125%, 11/15/27-
11/15/39 and U.S. Treasury Note 1.750%-
1.875%, 4/15/13-2/28/14)	0.130%	6/1/10	158,000	158,000

Societe Generale
(Dated 5/28/10, Repurchase Value
$400,009,000, collateralized by U.S.
Treasury Bond 4.500%, 5/15/38, Treasury
Inflation Adjusted Bond 2.375%, 1/15/25-
1/15/27, Treasury Inflation Adjusted Note
1.250%-2.000%, 1/15/14-1/15/20, U.S.
Treasury Note 0.875-4.500, 4/30/11-
5/15/17)	0.200%	6/1/10	400,000	400,000
Total Repurchase Agreements (Cost $4,093,223)				4,093,223

			Shares
Money Market Fund (0.8%)
5 Vanguard Municipal Cash Management Fund
(Cost $225,676)	0.269%		225,676,424	225,676

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (0.8%)
Arizona Health Fac. Auth. Rev. (Banner
Health) VRDO	0.200%	6/2/10	7,100	7,100
Board of Regents of the Univ. of Texas
System Rev. Financing System VRDO	0.190%	6/3/10	4,000	4,000
Boone County KY Pollution Rev. (Duke
Energy Inc. Project) VRDO	0.240%	6/2/10	5,000	5,000
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.310%	6/2/10	3,555	3,555
California Infrastructure & Econ. Dev. Bank
Rev. (Orange County Performing) VRDO	0.220%	6/3/10	7,000	7,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.260%	6/3/10	8,900	8,900
California Statewide Communities Dev. Auth.
Rev. (Los Angeles County Museum) VRDO	0.220%	6/2/10	3,750	3,750
Connecticut State Health & Educ. Fac. Auth.
Rev. (Yale Univ.) VRDO	0.230%	6/2/10	6,700	6,700
Delaware River Port Auth. Pennsylvania &
New Jersey Rev. VRDO	0.280%	6/3/10	13,200	13,200
District of Columbia Rev. (Georgetown Univ.)
VRDO	0.270%	6/3/10	9,575	9,575
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Baylor College of Medicine)
VRDO	0.300%	6/2/10	11,000	11,000
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.300%	6/2/10	4,250	4,250
Loudoun County VA IDA Rev. (Howard
Hughes Medical Institute) VRDO	0.200%	6/2/10	12,600	12,600
Loudoun County VA IDA Rev. (Howard
Hughes Medical Institute) VRDO	0.230%	6/2/10	4,500	4,500
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.540%	6/3/10	10,000	10,000
New Hampshire Health & Educ. Fac. Auth.
Rev. (Dartmouth College) VRDO	0.230%	6/2/10	6,350	6,350
New Jersey Econ. Dev. Auth. Rev. VRDO	0.210%	6/2/10	16,500	16,500
New Jersey Transp. Trust Fund Auth. Rev.
VRDO	0.260%	6/2/10	7,800	7,800
New York City NY GO VRDO	0.250%	6/2/10	6,300	6,300

New York State Housing Finance Agency
Rev. (Clinton Green North) VRDO	0.250%	6/2/10	5,300	5,300
New York State Housing Finance Agency
Rev. (West 31st Street) VRDO	0.250%	6/2/10	9,400	9,400
New York State Housing Finance Agency
Rev. VRDO	0.250%	6/2/10	3,700	3,700
New York State Housing Finance Agency
Rev. VRDO	0.270%	6/2/10	8,500	8,500
North Texas Tollway Auth. Rev. VRDO	0.270%	6/2/10	3,250	3,250
Oregon State Fac. Auth. Rev. (PeaceHealth)
VRDO	0.240%	6/3/10	8,000	8,000
Raleigh Durham NC Airport Auth. Rev. VRDO	0.260%	6/3/10	2,390	2,390
Rhode Island Health & Educ. Building Corp.
Rev. (Brown Univ.) VRDO	0.230%	6/3/10	9,400	9,400
South Carolina Transp. Infrastructure Rev.
VRDO	0.250%	6/2/10	12,000	12,000
Univ. of Texas Rev. VRDO	0.200%	6/3/10	8,800	8,800
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.300%	6/2/10	3,750	3,750
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.300%	6/2/10	4,500	4,500
Washington Health Care Fac. Auth. (Swedish
Health Services) VRDO	0.260%	6/2/10	4,750	4,750
Total Tax-Exempt Municipal Bonds (Cost $231,820)				231,820
Total Investments (100.0%) (Cost $27,611,378)				27,611,378
Other Assets and Liabilities-Net (0.0%)				3,648
Net Assets (100%)				27,615,026

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited nvestors". At May 31, 2010, the aggregate value of these securities was $3,174,725,000, representing 11.5% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair

Market Liquidity Fund

value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of May 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (0.6%)
1	Alabama Public School & College Auth. TOB
	VRDO	0.340%	6/7/10 (4)	12,230	12,230
	Pell City AL Special Care Fac. Financing Auth.
	Rev. (Noland Health Service) VRDO	0.280%	6/7/10 LOC	5,000	5,000
					17,230
Alaska (0.2%)
	Valdez AK Marine Terminal Rev. (BP Pipeline
	Project) VRDO	0.280%	6/1/10	5,400	5,400

Arizona (0.8%)
	Arizona Board Regents Arizona State Univ.
	System Rev. VRDO	0.240%	6/7/10 LOC	19,500	19,500
1	Phoenix AZ Civic Improvement Corp. Transit
	Rev. TOB VRDO	0.300%	6/7/10 (13)	4,500	4,500
					24,000
California (3.3%)
1	Atwater CA Public Financing Auth. Wastewater
	Rev. TOB VRDO	0.290%	6/7/10 (4)	16,995	16,995
1	Bay Area Toll Auth. CA Toll Bridge Rev. (San
	Francisco Bay Area) TOB VRDO	0.310%	6/7/10	7,500	7,500
1	California Dept. of Veteran Affairs Rev. TOB
	VRDO	0.290%	6/7/10	10,000	10,000
	California GO VRDO	0.230%	6/7/10 LOC	10,000	10,000
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	0.300%	6/7/10 LOC	4,240	4,240
	California Housing Finance Agency Multifamily
	Housing Rev. VRDO	0.300%	6/7/10 LOC	2,970	2,970
	California Statewide Communities Dev. Auth.
	Multifamily Housing Rev. (Ridgeway
	Apartments) VRDO	0.240%	6/7/10 LOC	5,300	5,300
1	California Statewide Communities Dev. Auth.
	Rev. (Sutter Health) TOB VRDO	0.290%	6/7/10	6,230	6,230
1	Foothill-De Anza CA Community College Dist.
	TOB VRDO	0.310%	6/7/10	7,500	7,500
	Riverside County CA Transp. Commission Sales
	Tax Rev. VRDO	0.270%	6/7/10	13,775	13,775
	Sacramento CA Transp. Auth. Sales Tax Rev.
	VRDO	0.260%	6/7/10	5,400	5,400
	San Jose CA Financing Auth. Lease Rev. VRDO	0.270%	6/7/10 LOC	9,900	9,900
1	Semitropic CA Water Storage Dist. Rev. TOB
	VRDO	0.290%	6/7/10	5,000	5,000
					104,810
Colorado (3.5%)
	Colorado Educ. & Cultural Fac. Auth. Rev.
	(National Jewish Federation Bond Program)
	VRDO	0.300%	6/1/10 LOC	1,500	1,500

Colorado Educ. & Cultural Fac. Auth. Rev.
(National Jewish Federation Bond Program)
VRDO	0.300%	6/1/10 LOC	11,215	11,215
Colorado Educ. & Cultural Fac. Auth. Rev.
(National Jewish Federation Bond Program)
VRDO	0.300%	6/1/10 LOC	11,870	11,870
1 Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives) TOB VRDO	0.340%	6/7/10 (4)	9,995	9,995
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives) VRDO	0.270%	6/7/10	10,000	10,000
Colorado Health Fac. Auth. Rev. (Sisters of
Charity Health System Inc.) VRDO	0.250%	6/7/10	15,000	15,000
Colorado Health Fac. Auth. Rev. (Sisters of
Charity Health System Inc.) VRDO	0.270%	6/7/10	13,300	13,300
Colorado Housing & Finance Auth. Multi-Family
Mortgage Bonds VRDO	0.300%	6/7/10 LOC	4,610	4,610
Colorado Housing & Finance Auth. Multi-Family
Mortgage Bonds VRDO	0.300%	6/7/10 LOC	3,630	3,630
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds Rev. VRDO	0.260%	6/7/10 LOC	16,000	16,000
Midcities Metro. Dist. CO VRDO	0.270%	6/7/10 LOC	5,000	5,000
Univ. of Colorado Hosp. Auth. Rev. VRDO	0.270%	6/7/10 LOC	7,900	7,900
				110,020
Connecticut (1.8%)
Connecticut Housing Finance Auth. Rev.
Housing Mortgage Finance Program VRDO	0.280%	6/1/10	36,000	36,000
Connecticut Housing Finance Auth. Rev.
Housing Mortgage Finance Program VRDO	0.280%	6/1/10	3,665	3,665
1 Connecticut State Health & Educ. Fac. Auth.
(Yale Univ.) TOB VRDO	0.290%	6/1/10	6,900	6,900
1 Connecticut State Health & Educ. TOB VRDO	0.290%	6/7/10	10,330	10,330
				56,895
Delaware (0.3%)
Delaware Econ. Dev. Auth. Rev. (Archmere
Academy Project) VRDO	0.270%	6/7/10 LOC	9,925	9,925

District of Columbia (1.3%)
1 District of Columbia GO TOB VRDO	0.290%	6/7/10 LOC	21,390	21,390
District of Columbia Rev. (Center for Strategic
and International Studies, Inc. Issue) VRDO	0.240%	6/7/10 LOC	6,730	6,730
District of Columbia Rev. (Washington Center
for Internships) VRDO	0.290%	6/7/10 LOC	4,800	4,800
District of Columbia Rev. (Washington Drama
Society) VRDO	0.260%	6/7/10 LOC	4,625	4,625
1 District of Columbia Water & Sewer Auth. Public
Util. Rev. TOB VRDO	0.340%	6/7/10 (12)	4,010	4,010
				41,555
Florida (8.6%)
Florida Dept. of Environmental Protection &
Preservation Rev. VRDO	0.300%	6/7/10 (12)	11,000	11,000
Florida Gulf Coast Univ. Financing Corp. VRDO	0.310%	6/7/10 LOC	5,500	5,500
1 Florida Hurricane Catastrophe Fund TOB VRDO	0.300%	6/1/10	26,000	26,000
Hillsborough County FL School Board COP
VRDO	0.290%	6/1/10 LOC	30,800	30,800
Jacksonville FL Captial Project Rev. VRDO	0.270%	6/7/10 LOC	32,815	32,815
Jacksonville FL Econ. Dev. Fac. Rev. (Holland
Sheltair) VRDO	0.260%	6/7/10 LOC	8,875	8,875

Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.270%	6/7/10	6,665	6,665
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.270%	6/7/10 LOC	13,795	13,795
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.280%	6/7/10	26,880	26,880
Jacksonville FL Transp. Rev. VRDO	0.270%	6/7/10 LOC	10,550	10,550
Miami FL Health Fac. Auth. (Catholic Health
East) VRDO	0.250%	6/7/10 LOC	15,170	15,170
Miami FL Health Fac. Auth. (Catholic Health
East) VRDO	0.250%	6/7/10 LOC	10,500	10,500
Miami-Dade County FL IDA Rev. (American Pub
Media Group Project) VRDO	0.300%	6/1/10 LOC	10,300	10,300
1 Miami-Dade County FL Special Obligation TOB
VRDO	0.290%	6/1/10 LOC	12,190	12,190
Miami-Dade County FL Special Obligation
VRDO	0.240%	6/7/10 LOC	10,000	10,000
Miami-Dade County FL Sports Franchise Fac.
Tax Rev. VRDO	0.270%	6/7/10 LOC	23,000	23,000
Pinellas County FL Health Fac. Auth. Rev.
(Bayfront Hosp.) VRDO	0.250%	6/1/10 LOC	7,705	7,705
1 Tallahassee FL Energy System Rev. TOB
VRDO	0.300%	6/7/10	10,000	10,000
				271,745
Georgia (1.5%)
1 Augusta GA Water & Sewer Rev. TOB VRDO	0.320%	6/7/10 (4)	7,645	7,645
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett
Hosp. System Inc.) VRDO	0.270%	6/7/10 LOC	13,905	13,905
1 Gwinnett County GA School Dist. GO TOB
VRDO	0.290%	6/7/10	13,530	13,530
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.) VRDO	0.200%	6/7/10	10,000	10,000
Valdosta & Lowndes County GA Hosp. Auth.
Rev. (South GA Medical Center Project)
VRDO	0.290%	6/7/10 LOC	2,700	2,700
				47,780
Idaho (1.6%)
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.300%	6/7/10 LOC	17,000	17,000
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.300%	6/7/10 LOC	34,685	34,685
				51,685
Illinois (8.0%)
1 Chicago IL Board of Educ. TOB VRDO	0.310%	6/7/10 LOC	9,522	9,522
1 Chicago IL GO TOB VRDO	0.290%	6/7/10	14,420	14,420
Chicago IL Sales Tax Rev. VRDO	0.280%	6/1/10	24,500	24,500
Chicago IL Wastewater Transmission Rev.
VRDO	0.280%	6/1/10 LOC	12,800	12,800
Chicago IL Wastewater Transmission Rev.
VRDO	0.280%	6/1/10 LOC	8,500	8,500
1 Chicago IL Water Rev. TOB VRDO	0.340%	6/7/10 (4)	7,795	7,795
Chicago IL Water Rev. VRDO	0.250%	6/7/10 LOC	26,715	26,715
Chicago IL Water Rev. VRDO	0.260%	6/7/10 LOC	3,200	3,200
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)
VRDO	0.200%	6/7/10	12,320	12,320
Illinois Finance Auth. Pollution Commonwealth
Edison Co. VRDO	0.280%	6/7/10 LOC	7,800	7,800

Illinois Finance Auth. Rev. (Advocate Health)
VRDO	0.270%	6/7/10	11,365	11,365
Illinois Finance Auth. Rev. (Bradley Univ.)
VRDO	0.240%	6/7/10 LOC	10,000	10,000
Illinois Finance Auth. Rev. (Bradley Univ.)
VRDO	0.240%	6/7/10 LOC	4,000	4,000
Illinois Finance Auth. Rev. (Northwestern
Memorial Hosp.) VRDO	0.280%	6/1/10	15,000	15,000
Illinois Finance Auth. Rev. (Northwestern
Memorial Hosp.) VRDO	0.280%	6/1/10	25,000	25,000
Illinois Finance Auth. Rev. (Univ. of Chicago)
VRDO	0.200%	6/7/10	17,888	17,888
1 Illinois GO TOB VRDO	0.290%	6/1/10 LOC	39,300	39,300
				250,125
Indiana (4.0%)
1 Indiana Bond Bank Rev. TOB VRDO	0.310%	6/7/10 LOC	5,910	5,910
Indiana Dev. Finance Auth. Rev. (Children's
Museum) VRDO	0.300%	6/7/10	1,250	1,250
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis) VRDO	0.250%	6/7/10 LOC	5,000	5,000
1 Indiana Finance Auth. Highway Rev. TOB
VRDO	0.330%	6/7/10	14,480	14,480
Indiana Finance Auth. Rev. (Lease
Appropriation) VRDO	0.240%	6/1/10	28,050	28,050
Indiana Finance Auth. Rev. (Lease
Appropriation) VRDO	0.270%	6/1/10	28,000	28,000
Indiana Finance Auth. Rev. (Lease
Appropriation) VRDO	0.280%	6/7/10	20,000	20,000
Indiana Health & Educ. Fac. Financing Auth.
Rev. (Clarian Health Obligated Group) VRDO	0.280%	6/7/10 LOC	17,730	17,730
1 Indiana Muni. Power Agency Rev. TOB VRDO	0.300%	6/7/10 (13)	4,990	4,990
				125,410
Iowa (0.9%)
Iowa Finance Auth. Health Fac. Rev. (Iowa
Health System) VRDO	0.290%	6/1/10 LOC	4,900	4,900
Iowa Higher Educ. Loan Auth. Rev. Private
College Fac. (St. Ambrose University) VRDO	0.300%	6/1/10 LOC	20,000	20,000
1 Iowa Special Obligation TOB VRDO	0.300%	6/7/10	4,700	4,700
				29,600
Kentucky (2.1%)
Christian County KY Association County
Leasing Program Rev. VRDO	0.280%	6/1/10 LOC	13,605	13,605
Christian County KY Association County
Leasing Program Rev. VRDO	0.280%	6/1/10 LOC	24,075	24,075
Christian County KY Association County
Leasing Program Rev. VRDO	0.280%	6/1/10 LOC	2,875	2,875
Trimble County KY Association of Counties
Leasing Trust Lease Program Rev. VRDO	0.280%	6/1/10 LOC	24,800	24,800
				65,355
Louisiana (1.2%)
1 East Baton Rouge LA Sewer Commission Rev.
TOB VRDO	0.300%	6/7/10 (13)	5,890	5,890
1 East Baton Rouge LA Sewer Commission Rev.
TOB VRDO	0.310%	6/7/10 (13)	3,620	3,620
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.540%	6/7/10 LOC	20,000	20,000

Louisiana Public Fac. Auth. Rev. (Christus
Health) VRDO	0.250%	6/7/10 LOC	7,000	7,000
				36,510
Massachusetts (2.3%)
Massachusetts Dept. of Transp. Metro Highway
System Rev. VRDO	0.270%	6/7/10	10,000	10,000
1 Massachusetts GO TOB VRDO	0.280%	6/7/10	18,455	18,455
1 Massachusetts GO TOB VRDO	0.290%	6/7/10 LOC	7,625	7,625
1 Massachusetts GO TOB VRDO	0.300%	6/7/10	4,800	4,800
Massachusetts GO VRDO	0.200%	6/7/10	20,000	20,000
1 Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT) TOB VRDO	0.260%	6/7/10	3,250	3,250
Massachusetts Health & Educ. Fac. Auth. Rev.
(Pooled Loan Program) VRDO	0.300%	6/1/10 LOC	4,985	4,985
Massachusetts Water Resources Auth. Rev.
VRDO	0.230%	6/7/10	3,000	3,000
				72,115
Michigan (2.1%)
Green Lake Township MI Econ. Dev. Corp. Rev.
(Interlochen Center Project) VRDO	0.280%	6/1/10 LOC	5,800	5,800
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) VRDO	0.260%	6/7/10	27,000	27,000
Michigan Strategic Fund Limited Obligation Rev.
(Henry Ford Museum) VRDO	0.300%	6/1/10 LOC	11,250	11,250
Univ. of Michigan Hosp. Rev. (Medical Service
Plan) VRDO	0.270%	6/1/10	7,065	7,065
Univ. of Michigan Hosp. Rev. (Medical Service
Plan) VRDO	0.200%	6/7/10	1,600	1,600
Univ. of Michigan Hosp. Rev. VRDO	0.270%	6/1/10	3,650	3,650
Univ. of Michigan Hosp. Rev. VRDO	0.270%	6/1/10	1,000	1,000
Univ. of Michigan Hosp. Rev. VRDO	0.280%	6/1/10	2,600	2,600
1 Wayne MI Univ. of Michigan Univ. Rev. TOB
VRDO	0.300%	6/1/10 (4)	4,995	4,995
				64,960
Minnesota (0.7%)
Hennepin County MN Rev. VRDO	0.240%	6/7/10	5,000	5,000
Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System (Children's Hosp.
Clinics) VRDO	0.310%	6/1/10 (4)	3,100	3,100
Minnesota Agriculture & Econ. Dev. Board Rev.
(Essentia Health Obligated Group) VRDO	0.260%	6/1/10 (12)	11,825	11,825
Minnesota Higher Educ. Fac. Auth. Rev.
(Carleton College) VRDO	0.200%	6/7/10	2,885	2,885
				22,810
Mississippi (1.6%)
Mississippi Business Finance Corp. Rev.
(Promenade D'Iberville Project) VRDO	0.270%	6/7/10 LOC	8,825	8,825
Mississippi Business Finance Corp. Rev. VRDO	0.280%	6/7/10 LOC	5,425	5,425
Mississippi Business Finance Corp. Rev. VRDO	0.280%	6/7/10 LOC	5,500	5,500
Mississippi Dev. Bank Special Obligation
(Magnolia Regional Health Project) VRDO	0.290%	6/7/10 LOC	10,000	10,000
Mississippi GO (Nissan Project) VRDO	0.270%	6/7/10	10,000	10,000
1 Univ. of Southern Mississippi Educ. Building
Corp. Rev. TOB VRDO	0.340%	6/7/10 (4)	9,610	9,610
				49,360

Missouri (1.6%)
Curators of the Univ. of Missouri System Fac.
Rev. VRDO	0.250%	6/1/10	5,500	5,500
Curators of the Univ. of Missouri System Fac.
Rev. VRDO	0.260%	6/7/10	29,790	29,790
Missouri Dev. Finance Board Cultural Fac. Rev.
(Nelson Gallery Foundation) VRDO	0.280%	6/1/10	5,650	5,650
Missouri Health & Educ. Fac. Auth. (Assemblies
of God College) VRDO	0.300%	6/7/10 LOC	8,405	8,405
				49,345
Montana (0.3%)
Montana State Board of Regents Higher Educ.
Rev. VRDO	0.290%	6/1/10 LOC	9,650	9,650

Nebraska (1.7%)
Central Plains Energy Project Nebraska Gas
Project VRDO	0.270%	6/7/10	9,960	9,960
Douglas County NE Hosp. Auth. Rev.
(Children's Hosp.) VRDO	0.300%	6/1/10 LOC	5,050	5,050
1 Nebraska Public Power Agency Rev. TOB
VRDO	0.300%	6/7/10 (13)	10,210	10,210
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.300%	6/7/10 (13)	5,000	5,000
1 Nebraska Public Power TOB VRDO	0.290%	6/7/10 LOC	24,680	24,680
				54,900
Nevada (1.9%)
Nevada Housing Division Multi-Unit Housing
City Center VRDO	0.300%	6/7/10	5,000	5,000
Reno NV Sales Tax Rev. VRDO	0.280%	6/1/10 LOC	54,170	54,170
				59,170
New Hampshire (0.4%)
New Hampshire Health & Educ. Fac. Auth. Rev.
(Southern New Hampshire Univ.) VRDO	0.240%	6/7/10 LOC	11,800	11,800

New Jersey (1.6%)
1 New Jersey Transp. Trust Fund TOB VRDO	0.290%	6/7/10 LOC	32,800	32,800
New Jersey Turnpike Auth. Rev. VRDO	0.330%	6/7/10 LOC	18,900	18,900
				51,700
New Mexico (1.3%)
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare
Services) VRDO	0.260%	6/7/10	19,830	19,830
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare
Services) VRDO	0.260%	6/7/10	10,710	10,710
New Mexico Mun. Energy Acquisition Auth. (Gas
Supply) VRDO	0.270%	6/7/10	10,000	10,000
				40,540
New York (7.7%)
1 Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) TOB VRDO	0.310%	6/7/10 (13)	16,000	16,000
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.300%	6/7/10 (13)	8,000	8,000
Metro. New York Transp. Auth. Rev. VRDO	0.230%	6/7/10 LOC	4,000	4,000
Nassau NY Health Care Corp. VRDO	0.230%	6/7/10 LOC	10,000	10,000
New York City NY GO VRDO	0.250%	6/1/10 LOC	5,000	5,000
New York City NY GO VRDO	0.260%	6/1/10 (4)	7,200	7,200
New York City NY GO VRDO	0.260%	6/1/10 (4)	4,900	4,900

New York City NY GO VRDO	0.270%	6/1/10 LOC	4,650	4,650
New York City NY GO VRDO	0.250%	6/7/10 LOC	12,030	12,030
New York City NY GO VRDO	0.280%	6/7/10 LOC	15,000	15,000
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - Columbus
Apartments) VRDO	0.260%	6/7/10 LOC	15,300	15,300
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.280%	6/1/10	5,800	5,800
New York City NY Transitional Finance Auth.
Rev. VRDO	0.260%	6/7/10	14,105	14,105
New York Liberty Dev. Corp. Rev. PUT	0.500%	1/18/11 (Prere.)	30,000	30,000
1 New York State Dormitory Auth. Rev. (New York
Univ.) TOB VRDO	0.290%	6/7/10	8,535	8,535
1 New York State Dormitory Auth. Rev. (New York
Univ.) TOB VRDO	0.300%	6/7/10	6,500	6,500
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Law School)
VRDO	0.250%	6/7/10 LOC	6,800	6,800
New York State Dormitory Auth. Rev. Non State
Supported Debt (Rockefellar Univ.) VRDO	0.160%	6/7/10	5,400	5,400
New York State Housing Finance Agency Rev.
(DeKalb Ave. Housing) VRDO	0.270%	6/7/10 LOC	8,800	8,800
New York State Local Govt. Assistance Corp.
VRDO	0.270%	6/7/10 LOC	9,100	9,100
New York State Local Govt. Assistance Corp.
VRDO	0.280%	6/7/10	25,000	25,000
New York State Mortgage Agency Rev. VRDO	0.290%	6/7/10	1,835	1,835
New York State Urban Dev. Corp. Rev. VRDO	0.280%	6/7/10 (12)	13,000	13,000
1 Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	0.290%	6/7/10	6,795	6,795
				243,750
North Carolina (4.7%)
1 Charlotte NC COP TOB VRDO	0.290%	6/7/10	7,860	7,860
Mecklenburg County NC COP VRDO	0.290%	6/7/10	4,500	4,500
North Carolina Capital Fac. Finance Agency
Rev. (YMCA of the Triangle) VRDO	0.300%	6/7/10 LOC	3,690	3,690
North Carolina GO VRDO	0.260%	6/7/10	36,000	36,000
North Carolina Medical Care Comm. Hosp.
(Moses H. Cone Memorial Hosp.) VRDO	0.200%	6/7/10	24,640	24,640
North Carolina Medical Care Comm. Hosp. Rev.
(Baptist Hosp.) VRDO	0.280%	6/7/10 LOC	7,000	7,000
Raleigh Durham NC Airport Auth. Rev. VRDO	0.260%	6/7/10 LOC	30,690	30,690
Union County NC GO VRDO	0.280%	6/7/10	4,655	4,655
Union County NC GO VRDO	0.280%	6/7/10	28,055	28,055
				147,090
Ohio (7.5%)
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.270%	6/1/10 LOC	11,800	11,800
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.280%	6/1/10 LOC	5,900	5,900
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Museum of Art) VRDO	0.240%	6/7/10	10,000	10,000
Columbus OH Regional Airport Auth. Airport
Refunding Rev. (Oasbo Expanded Asset
Program) VRDO	0.280%	6/7/10 LOC	10,200	10,200
Franklin County OH Hosp. Rev. (Doctors
OhioHealth Corp) VRDO	0.290%	6/7/10 LOC	11,935	11,935

Franklin County OH Hosp. Rev. (Nationwide
Hosp.) VRDO	0.240%	6/7/10	5,000	5,000
Franklin County OH Hosp. Rev. (OhioHealth
Corp.) VRDO	0.290%	6/7/10	18,400	18,400
Lancaster Port Auth. Ohio Gas Rev. VRDO	0.270%	6/7/10	8,350	8,350
Montgomery County OH Rev. (Catholic Health
Initiatives) VRDO	0.190%	6/7/10	3,000	3,000
Ohio Common Schools GO VRDO	0.260%	6/7/10	4,105	4,105
Ohio GO VRDO	0.190%	6/7/10	5,675	5,675
Ohio GO VRDO	0.190%	6/7/10	4,315	4,315
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.) CP	0.350%	6/7/10	10,800	10,800
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Health Clinic) VRDO	0.280%	6/1/10	13,445	13,445
Ohio Higher Educ. Fac. Comm. Rev. (Northern
Univ.) VRDO	0.300%	6/7/10 LOC	2,775	2,775
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin
College Project) VRDO	0.190%	6/7/10	10,000	10,000
Ohio Higher Educ. Fac. Comm. Rev. (Xavier
Univ.) VRDO	0.200%	6/7/10 LOC	2,975	2,975
1 Ohio Higher Educ. GO TOB VRDO	0.290%	6/7/10	8,790	8,790
Ohio Infrastructure Improvement GO VRDO	0.190%	6/7/10	2,425	2,425
Ohio State Univ. General Receipts Rev. VRDO	0.250%	6/7/10	11,670	11,670
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.260%	6/1/10 LOC	16,860	16,860
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.290%	6/1/10 LOC	7,200	7,200
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.270%	6/7/10 LOC	30,365	30,365
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.270%	6/7/10	16,940	16,940
Univ. of Toledo OH General Receipts VRDO	0.320%	6/1/10 LOC	2,910	2,910
				235,835
Oklahoma (1.4%)
Oklahoma Dev. Finance Auth. Rev. (Integris)
VRDO	0.300%	6/1/10 (12)	6,700	6,700
Oklahoma Turnpike Auth. VRDO	0.280%	6/1/10	37,300	37,300
				44,000
Oregon (0.6%)
Oregon State Housing & Community Services
Dept. Mortgage Rev. VRDO	0.260%	6/7/10	9,145	9,145
1 Washington Clackamas & Yamhill County OR
School Dist. TOB VRDO	0.290%	6/7/10 LOC	10,035	10,035
				19,180
Pennsylvania (2.5%)
Chester County PA Health & Educ. Fac. Auth.
Rev. (Jefferson Health System) VRDO	0.290%	6/7/10	6,005	6,005
Dauphin County PA GO VRDO	0.240%	6/7/10	7,740	7,740
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.320%	6/7/10	9,900	9,900
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.320%	6/7/10	13,490	13,490
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.280%	6/1/10	6,200	6,200
1 Pennsylvania GO TOB VRDO	0.290%	6/7/10	10,055	10,055
1 Pennsylvania Turnpike Comm. Registration Fee
Rev. TOB VRDO	0.280%	6/7/10 (4)	9,850	9,850

Philadelphia PA Water & Waste Water Rev.
VRDO	0.270%	6/7/10 LOC	10,000	10,000
South Fork PA Hosp. Auth. Rev. (Conemaugh
Valley Hosp.) VRDO	0.290%	6/7/10 LOC	5,395	5,395
				78,635
South Carolina (0.4%)
South Carolina Jobs Econ. Dev. Auth. Hosp.
Fac. Rev. (Sisters of Charity Providence
Hosp.) VRDO	0.270%	6/7/10 LOC	6,750	6,750
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Regional Medical Center)
VRDO	0.290%	6/7/10 LOC	6,225	6,225
				12,975
South Dakota (0.1%)
Lawrence County SD PCR VRDO	0.270%	6/7/10 LOC	3,300	3,300

Tennessee (1.8%)
Jackson TN Energy Auth. Water System Rev.
VRDO	0.260%	6/7/10 LOC	16,000	16,000
Shelby County TN GO VRDO	0.290%	6/7/10	25,250	25,250
1 Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children's Research
Hosp.) TOB VRDO	0.290%	6/7/10	5,000	5,000
Tennessee School Board Auth. Higher Educ.
Fac. CP	0.320%	6/30/10	10,000	10,000
				56,250
Texas (7.3%)
1 Cypress-Fairbanks TX Independent School Dist.
TOB VRDO	0.300%	6/1/10	4,995	4,995
Denton TX Independent School Dist. VRDO	0.300%	6/7/10	4,500	4,500
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Methodist Hosp. System) VRDO	0.280%	6/1/10	10,000	10,000
Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Texas Children's Hosp.) VRDO	0.280%	6/1/10	30,000	30,000
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp. System) VRDO	0.280%	6/1/10	13,600	13,600
1 Harris County TX Health Fac. Dev. Corp. Rev.
TOB VRDO	0.300%	6/1/10 (ETM)	5,000	5,000
1 Houston TX Util. System Rev. TOB VRDO	0.300%	6/7/10 (13)	8,000	8,000
1 Houston TX Util. System Rev. TOB VRDO	0.310%	6/7/10 LOC	4,150	4,150
1 Northside TX Independent School Dist. GO TOB
VRDO	0.300%	6/7/10	5,225	5,225
San Antonio TX Hotel Occupancy Tax Rev.
VRDO	0.270%	6/7/10 LOC	7,500	7,500
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Texas Health Resources) VRDO	0.280%	6/1/10	1,800	1,800
Texas Dept. of Transp. State Highway Fund
Rev. CP	0.370%	6/8/10	15,000	15,000
1 Texas GO Municipal Services Trust TOB VRDO	0.310%	6/7/10	35,000	35,000
1 Texas GO TOB VRDO	0.310%	6/7/10	6,000	6,000
Texas Small Business Industrial Dev. Corp.
(Texas Public Fac. Capital Access) VRDO	0.300%	6/7/10 LOC	25,050	25,050
1 Texas State Transp. Comm. TOB VRDO	0.300%	6/7/10	1,515	1,515
Texas Transp. Comm. Mobility Fund VRDO	0.290%	6/7/10	42,875	42,875

1 Univ. of Texas Permanent Univ. Fund Rev. TOB
VRDO	0.310%	6/7/10	9,980	9,980
				230,190
Utah (2.4%)
Murray UT Hosp. Rev. (IHC Health Services)
VRDO	0.280%	6/1/10	28,400	28,400
Murray UT Hosp. Rev. (IHC Health Services)
VRDO	0.280%	6/1/10	24,490	24,490
Murray UT Hosp. Rev. (IHC Health Services)
VRDO	0.280%	6/1/10	22,800	22,800
				75,690
Vermont (0.8%)
Vermont Educ. & Health Buildings Agency Rev.
(Middlebury College) VRDO	0.240%	6/7/10	14,530	14,530
Vermont Housing Finance Agency Single Family
VRDO	0.240%	6/7/10	11,605	11,605
				26,135
Virginia (2.3%)
Albemarle County VA Econ. Dev. Auth. Hosp.
Rev. (Martha Jefferson Hosp.) VRDO	0.280%	6/7/10 LOC	17,850	17,850
Alexandria VA IDA Rev. (Institute for Defense
Analyses Project) VRDO	0.290%	6/7/10 LOC	16,765	16,765
Charlottesville VA IDA Fac. (Univ. Virginia
Foundation Projects) VRDO	0.270%	6/7/10 LOC	9,595	9,595
Clarke County VA IDA Hosp. Fac. Rev.
(Winchester Medical Center Inc.) VRDO	0.310%	6/7/10 (4)	1,100	1,100
Farmville VA IDA Education Fac. Rev.
(Longwood Student Housing Project) VRDO	0.300%	6/7/10 (12)	17,647	17,647
1 Univ. of Virginia TOB VRDO	0.290%	6/7/10	6,600	6,600
Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College) VRDO	0.290%	6/1/10	3,400	3,400
				72,957
Washington (1.8%)
Chelan County WA Public Util. Dist. VRDO	0.300%	6/7/10	4,455	4,455
1 Seattle WA Water System Rev. TOB VRDO	0.290%	6/7/10 (4)	5,060	5,060
1 Washington GO TOB VRDO	0.290%	6/7/10	7,995	7,995
Washington Health Care Fac. Auth. (Multicare
Health System) VRDO	0.290%	6/1/10 (4)	18,060	18,060
Washington Health Care Fac. Auth. (Multicare
Health System) VRDO	0.250%	6/7/10 LOC	15,000	15,000
1 Washington Health Care Fac. Auth.
(PeaceHealth) TOB VRDO	0.300%	6/7/10	7,315	7,315
				57,885
West Virginia (0.9%)
West Virginia Econ. Dev. Auth. PCR (Ohio
Power) VRDO	0.250%	6/7/10 LOC	10,000	10,000
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center) VRDO	0.250%	6/7/10 LOC	16,670	16,670
				26,670
Wisconsin (2.0%)
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
VRDO	0.280%	6/1/10 LOC	7,000	7,000
Wisconsin Health & Educ. Fac. Auth. Rev.
(Edgewood College) VRDO	0.300%	6/1/10 LOC	6,895	6,895
Wisconsin Health & Educ. Fac. Auth. Rev.
(Gundersen Lutheran) VRDO	0.270%	6/7/10 LOC	10,000	10,000

Wisconsin Health & Educ. Fac. Auth. Rev.
(Meriter Hosp. Inc.) VRDO	0.300%	6/1/10 LOC	14,540	14,540
Wisconsin Health & Educ. Fac. Auth. Rev.
(Prohealth Care Inc.) VRDO	0.300%	6/1/10 LOC	5,815	5,815
Wisconsin Health & Educ. Fac. Auth. Rev.
VRDO	0.250%	6/7/10 LOC	20,000	20,000
				64,250
Total Investments (99.4%) (Cost $3,129,187)				3,129,187
Other Assets and Liabilities-Net (0.6%)				17,538
Net Assets (100%)				3,146,725

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate value of these securities was $628,252,000, representing 20.0% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).

Municipal Cash Management Fund

(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 23, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,  Incorporated by Reference.